Accounts Payable	12 Months Ended
Sep. 30, 2017
Accounts Payable/Other Payables and Accruals [Abstract]
ACCOUNTS PAYABLE

NOTE 11. ACCOUNTS PAYABLE

Accounts payable consisted of the following:

	As of September 30, 2017	As of September 30, 2016
	US$(’000)	US$(’000)
Payable to third-party suppliers	$917	$1,277
	$917	$1,277

The decreased in accounts payable was primarily due to the decreased amount of inventory purchase, which was result of fewer new projects signed during the year ended September 30, 2017.